Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 89,799	$ 84,518
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	20,683	22,025
Amortization of deferred drydock expenditures	2,635	3,162
Share-based compensation	2,401	2,354
Loss on vessel held for sale	0	6,917
Amortization of deferred finance fees	913	1,815
Unrealized losses/ (gains) on derivatives	31	(4,264)
Foreign exchange	12	(73)
Loss from equity method investments	730	36
Deferred drydock payments	(5,654)	(1,231)
Changes in operating assets and liabilities:
Receivables	29,052	(45,187)
Prepaid expenses and other assets	(541)	(810)
Advances and deposits	357	1,088
Inventories	823	(8,083)
Accounts payable	(153)	(1,144)
Accrued expenses and other liabilities	(313)	3,224
Deferred revenue	391	(1,363)
Accrued interest	(300)	482
Net cash provided by operating activities	140,866	63,466
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	0	39,912
Payments for acquisition of vessels and vessel equipment	(12,079)	(1,149)
Advances for ballast water treatment and scrubber systems	(5,353)	(645)
Payments for other non-current assets	(69)	(96)
Payments for equity investments	(1,142)	(363)
Net cash (used in)/ provided by investing activities	(18,643)	37,659
CASH FLOWS FROM FINANCING ACTIVITIES
Prepayment of finance lease obligation	0	(84,724)
Proceeds from long-term debt	0	96,019
Repayments of long-term debt	(77,480)	(138,093)
Repayments of finance leases	(1,463)	(12,298)
Payments for deferred finance fees	0	(3,405)
Payment of common share dividend	(40,546)	0
Issuance of common stock, net	0	38,977
Net cash (used in) financing activities	(122,032)	(105,952)
Payment of preferred share dividend	(2,543)	(2,428)
Net (decrease)/increase in cash and cash equivalents	191	(4,827)
Cash and cash equivalents at the beginning of the year	50,569	55,449
Cash and cash equivalents at the end of the period	50,760	50,622
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	6,858	3,472
Cash paid during the period for interest in respect of finance leases	2,796	9,940
Cash paid during the period for operating lease liabilities	5,018	2,043
Cash paid during the period for income taxes	368	37
Non-cash investing activity. Accruals during the period in respect of ballast water treatment systems and scrubber systems	(312)	72
Non-cash financing activity: Accrued preferred dividends	$ 578	$ 578